FINANCE LEASE OBLIGATIONS (Details Narrative) - Lease [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease expiration description	The Company has entered into mining equipment leases expiring between 2018 and 2021
Line of credit facilities	$ 10,375
Remaining line of credit facilities	8,224
Net carrying amount	$ 3,461	$ 3,951	$ 4,801
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	0.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	14.49%